Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Expense [Abstract]
Current tax on profits for the year	$ 103,292	$ 96,364	$ 38,005
Total current tax expense	103,292	96,364	38,005
Income tax expense	$ 103,292	$ 96,364	$ 38,005